Contingent liabilities	12 Months Ended
Dec. 31, 2025
Contingent liabilities
Contingent liabilities

D3. Contingent liabilities

The Group has contingent liabilities relating to guarantees in respect of leasehold properties, pensions, third parties, tax, and litigation. The Group also has contingent liabilities for the management or remediation of environmental issues. These issues tend to be complex to determine and resolve and may be material, although it is often not possible to accurately predict future costs reliably. The possibility of any significant outflows in respect of these items is considered to be remote.

In November 2024, a purported class action lawsuit was filed on behalf of shareholders who purchased American Depositary Shares in the US between 1 December 2023 and 10 September 2024. The defendants are the Company and three current and former senior executives, Andy Ransom, Stuart Ingall-Tombs, and Bradley Paulsen. The complaint alleges that management made false statements about the progress of the integration of Rentokil and Terminix and its impact upon growth in the US and seeks relief under sections 10(b) and 20(a) of the Securities Exchange Act and SEC rule 10(b)5. The Company and the individual defendants intend to vigorously defend the lawsuit.

In April 2025, a purported class action lawsuit was filed in state court in California alleging misrepresentation in the registration statement and prospectuses for the securities issued as part of the acquisition of Terminix. The defendants are the Company, former senior executives Brett Ponton and John Myers, and members of the Company’s Board of Directors. The complaint alleges that the Company made false and misleading statements in the registration and prospectuses in relation to the securities offered as part of the acquisition of Terminix and seeks relief under Sections 11, 12(a)(2), and 15 of the US Securities Act of 1933. The Company and the individual defendants intend to vigorously defend the lawsuit.